AB Active ETFs, Inc.

AB US High Dividend ETF

Portfolio of Investments

February 29, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Information Technology – 28.6%
Communications Equipment – 1.2%
Cisco Systems, Inc.	3,131	$151,447

IT Services – 1.2%
International Business Machines Corp.	792	146,544

Semiconductors & Semiconductor Equipment – 8.3%
Broadcom, Inc.	204	265,300
NVIDIA Corp.	767	606,789
QUALCOMM, Inc.	951	150,058

		1,022,147

Software – 10.8%
Adobe, Inc.(a)	136	76,198
Dolby Laboratories, Inc. - Class A	1,222	98,982
Manhattan Associates, Inc.(a)	396	100,319
Microsoft Corp.	2,216	916,626
ServiceNow, Inc.(a)	182	140,384

		1,332,509

Technology Hardware, Storage & Peripherals – 7.1%
Apple, Inc.	4,248	767,826
HP, Inc.	3,658	103,631

		871,457

		3,524,104

Financials – 17.8%
Banks – 3.1%
Bank OZK	1,132	49,581
Citigroup, Inc.	2,381	132,122
Columbia Banking System, Inc.	2,520	45,612
JPMorgan Chase & Co.	277	51,539
New York Community Bancorp, Inc.	4,923	23,581
Synovus Financial Corp.	919	34,867
Webster Financial Corp.	1,026	48,879

		386,181

Capital Markets – 2.5%
Ares Management Corp. - Class A	55	7,294
Janus Henderson Group PLC	3,187	99,307
Lazard, Inc.	2,568	98,971
TPG, Inc.	2,160	95,796

		301,368

Consumer Finance – 0.8%
OneMain Holdings, Inc.	2,111	99,702

Financial Services – 6.1%
Berkshire Hathaway, Inc. - Class B(a)	281	115,041
Corebridge Financial, Inc.	4,101	101,828
Mastercard, Inc. - Class A	447	212,218
MGIC Investment Corp.	5,051	100,464
UWM Holdings Corp.	13,672	87,227
Visa, Inc. - Class A	109	30,808
Western Union Co. (The)	7,701	103,271

		750,857

Company	Shares	U.S. $ Value

Insurance – 3.3%
Assured Guaranty Ltd.	1,181	$108,180
CNA Financial Corp.	2,115	92,954
Prudential Financial, Inc.	1,012	110,298
Unum Group	2,022	99,988

		411,420

Mortgage Real Estate Investment Trusts (REITs) – 2.0%
AGNC Investment Corp.	10,256	98,047
Annaly Capital Management, Inc.	2,564	48,947
Rithm Capital Corp.	9,421	102,124

		249,118

		2,198,646

Health Care – 10.1%
Biotechnology – 2.4%
AbbVie, Inc.	795	139,960
Amgen, Inc.	311	85,161
Gilead Sciences, Inc.	1,015	73,181

		298,302

Health Care Equipment & Supplies – 0.4%
IDEXX Laboratories, Inc.(a)	88	50,620

Health Care Providers & Services – 1.3%
Cardinal Health, Inc.	1,012	113,324
UnitedHealth Group, Inc.	80	39,488

		152,812

Pharmaceuticals – 6.0%
Eli Lilly & Co.	367	276,601
Johnson & Johnson	225	36,310
Merck & Co., Inc.	1,515	192,632
Organon & Co.	5,821	101,344
Pfizer, Inc.	5,171	137,342

		744,229

		1,245,963

Communication Services – 7.8%
Diversified Telecommunication Services – 2.9%
AT&T, Inc.	7,854	132,968
Comcast Corp. - Class A	1,897	81,286
Verizon Communications, Inc.	3,637	145,553

		359,807

Interactive Media & Services – 4.9%
Alphabet, Inc. - Class A(a)	1,703	235,798
Alphabet, Inc. - Class C(a)	953	133,210

Company	Shares	U.S. $ Value

Meta Platforms, Inc. - Class A	477	$233,792

		602,800

		962,607

Consumer Discretionary – 7.5%
Automobile Components – 0.1%
Phinia, Inc.	475	16,254

Automobiles – 0.5%
Tesla, Inc.(a)	303	61,170

Broadline Retail – 3.6%
Amazon.com, Inc.(a)	2,226	393,468
Kohl’s Corp.	1,742	48,549

		442,017

Diversified Consumer Services – 0.8%
H&R Block, Inc.	2,023	99,026

Specialty Retail – 2.5%
Gap, Inc. (The)	3,856	73,033
Home Depot, Inc. (The)	550	209,335
Williams-Sonoma, Inc.	115	27,086

		309,454

		927,921

Utilities – 7.1%
Electric Utilities – 4.2%
Edison International	1,606	109,240
Entergy Corp.	1,049	106,547
Evergy, Inc.	2,042	101,161
OGE Energy Corp.	2,985	98,236
Pinnacle West Capital Corp.	1,478	100,992

		516,176

Gas Utilities – 0.6%
UGI Corp.	3,262	79,854

Independent Power and Renewable Electricity Producers – 0.7%
Clearway Energy, Inc. - Class A	2,361	47,834
Clearway Energy, Inc. - Class C	1,955	42,619

		90,453

Multi-Utilities – 1.6%
NiSource, Inc.	3,097	80,708
Public Service Enterprise Group, Inc.	1,797	112,132

		192,840

		879,323

Real Estate – 6.4%
Health Care REITs – 1.8%
Healthpeak Properties, Inc.	5,718	95,777
Medical Properties Trust, Inc.	6,668	28,072
Omega Healthcare Investors, Inc.	3,173	98,744

		222,593

Company	Shares	U.S. $ Value

Hotel & Resort REITs – 0.9%
Park Hotels & Resorts, Inc.	6,393	$106,124

Office REITs – 0.8%
Highwoods Properties, Inc.	1,997	48,827
Kilroy Realty Corp.	1,367	51,795

		100,622

Residential REITs – 0.8%
Apartment Income REIT Corp.	3,056	92,658

Retail REITs – 0.2%
NNN REIT, Inc.	429	17,456
Simon Property Group, Inc.	68	10,073

		27,529

Specialized REITs – 1.9%
EPR Properties	2,287	93,950
National Storage Affiliates Trust	957	34,270
VICI Properties, Inc.	3,561	106,581

		234,801

		784,327

Industrials – 4.6%
Building Products – 0.2%
Owens Corning	178	26,661

Construction & Engineering – 0.8%
MDU Resources Group, Inc.	4,756	103,110

Electrical Equipment – 0.6%
Acuity Brands, Inc.	275	69,091

Industrial Conglomerates – 0.9%
3M Co.	1,190	109,623

Professional Services – 1.1%
ManpowerGroup, Inc.	1,321	95,323
Robert Half, Inc.	440	35,376

		130,699

Trading Companies & Distributors – 1.0%
Fastenal Co.	1,557	113,676
MSC Industrial Direct Co., Inc. - Class A	86	8,681

		122,357

		561,541

Energy – 3.8%
Oil, Gas & Consumable Fuels – 3.8%
Antero Midstream Corp.	8,231	110,295
Devon Energy Corp.	2,481	109,313
Diamondback Energy, Inc.	636	116,083
Exxon Mobil Corp.	219	22,890
Kinder Morgan, Inc.	6,390	111,122

		469,703

Company	Shares	U.S. $ Value

Consumer Staples – 2.9%
Consumer Staples Distribution & Retail – 1.0%
Sysco Corp.	1,371	$111,010
WK Kellogg Co.	625	9,150

		120,160

Household Products – 1.0%
Kimberly-Clark Corp.	917	111,113
Procter & Gamble Co. (The)	62	9,854

		120,967

Tobacco – 0.9%
Altria Group, Inc.	2,932	119,948

		361,075

Materials – 2.9%
Containers & Packaging – 2.9%
Amcor PLC	11,051	100,122
Ardagh Metal Packaging SA	12,594	41,308
International Paper Co.	2,833	100,175
Packaging Corp. of America	597	108,171

		349,776

Total Common Stocks (cost $10,994,116)		12,264,986

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(b) (c) (d) (cost $37,107)	37,107	37,107

Total Investments – 99.8% (cost $11,031,223)(e)		12,302,093
Other assets less liabilities – 0.2%		25,451

Net Assets – 100.0%		$12,327,544

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,433,861 and gross unrealized depreciation of investments was $(162,991), resulting in net unrealized appreciation of $1,270,870.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB US High Dividend ETF

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$12,264,986	$—	$—	$12,264,986
Short-Term Investments	37,107	—	—	37,107

Total Investments in Securities	12,302,093	—	—	12,302,093
Other Financial Instruments(b)	—	—	—	—

Total	$12,302,093	$—	$—	$12,302,093

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 29, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$28	$90	$81	$37	$0	**

**	Amount less than $500.